Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data

	Interest Income	Net Interest Income	Net Income	Earnings Per Share Basic and Diluted

2012
First quarter	$4,997	$3,769	$927	$0.16
Second quarter	4,876	3,734	1,042	0.17
Third quarter	5,096	4,026	1,371	0.23
Fourth quarter	4,863	3,911	945	0.16

2011
First quarter	$4,874	$3,277	$778	$0.14
Second quarter	4,610	3,075	487	0.08
Third quarter	4,922	3,482	1,146	0.20
Fourth quarter	4,985	3,686	831	0.14